Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.3%
	COMMUNICATIONS — 2.3%
19,422	ATN International, Inc.	$1,140,266
10,984	John Wiley & Sons, Inc. - Class A	411,790
19,777	World Wrestling Entertainment, Inc. - Class A	671,033
		2,223,089
	CONSUMER DISCRETIONARY — 6.1%
118,365	1-800-Flowers.com, Inc. - Class A*	1,565,969
26,322	Carter's, Inc.	1,730,145
70,102	Designer Brands, Inc.	349,108
37,662	Liquidity Services, Inc.*	146,129
30,036	Monro, Inc.	1,315,877
97,947	Sonos, Inc.*	830,590
		5,937,818
	CONSUMER STAPLES — 2.7%
35,855	Chefs' Warehouse, Inc.*	361,060
31,914	Herbalife Nutrition Ltd.*,1	930,612
21,869	Nu Skin Enterprises, Inc. - Class A	477,838
18,682	TreeHouse Foods, Inc.*	824,810
		2,594,320
	ENERGY — 2.0%
214,021	Ardmore Shipping Corp.[1]	1,123,610
19,365	Diamond S Shipping, Inc.*,1	228,701
128,467	NexTier Oilfield Solutions, Inc.*	150,307
30,164	Oceaneering International, Inc.*	88,682
188,666	Ring Energy, Inc.*	124,274
95,130	RPC, Inc.	195,968
		1,911,542
	FINANCIALS — 10.3%
32,013	American Equity Investment Life Holding Co.	601,844
237	Assetmark Financial Holdings, Inc.*	4,832
15,480	Banner Corp.	511,459
34,518	Berkshire Hills Bancorp, Inc.	512,938
71,241	Byline Bancorp, Inc.	738,769
70,145	Customers Bancorp, Inc.*	766,685
38,260	First Financial Bancorp	570,457
68,623	National Bank Holdings Corp. - Class A	1,640,090
84,644	Opus Bank	1,466,881
34,447	PacWest Bancorp	617,290
29,637	TCF Financial Corp.	671,574

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
18,184	Texas Capital Bancshares, Inc.*	$403,139
66,858	Umpqua Holdings Corp.	728,752
54,750	Veritex Holdings, Inc.	764,858
		9,999,568
	HEALTH CARE — 16.8%
54,010	Acadia Healthcare Co., Inc.*	991,083
13,759	Charles River Laboratories International, Inc.*	1,736,523
5,264	Chemed Corp.	2,280,365
134,699	Cross Country Healthcare, Inc.*	907,871
76,036	HMS Holdings Corp.*	1,921,430
42,372	MEDNAX, Inc.*	493,210
52,488	Merit Medical Systems, Inc.*	1,640,250
46,185	Prestige Consumer Healthcare, Inc.*	1,694,066
26,778	Providence Service Corp.*	1,469,577
27,674	Quidel Corp.*	2,706,794
26,863	Supernus Pharmaceuticals, Inc.*	483,265
		16,324,434
	INDUSTRIALS — 18.7%
41,660	AerCap Holdings NV*,1	949,431
26,906	Albany International Corp. - Class A	1,273,461
50,980	Altra Industrial Motion Corp.	891,640
32,953	ASGN, Inc.*	1,163,900
14,897	AZZ, Inc.	418,904
16,234	Barnes Group, Inc.	679,068
63,472	CAI International, Inc.*	897,494
28,186	Capital Product Partners LP1	206,322
32,654	Casella Waste Systems, Inc. - Class A*	1,275,465
36,680	Columbus McKinnon Corp.	917,000
30,804	Dycom Industries, Inc.*	790,123
59,858	Harsco Corp.*	417,210
16,177	Huron Consulting Group, Inc.*	733,789
225,845	InnerWorkings, Inc.*	264,239
39,256	Matthews International Corp. - Class A	949,603
29,979	Mercury Systems, Inc.*	2,138,702
57,980	SP Plus Corp.*	1,203,085
77,089	Team, Inc.*	501,078
42,927	Titan Machinery, Inc.*	373,036
205,086	U.S. Xpress Enterprises, Inc. - Class A*	684,987
70,088	Wabash National Corp.	506,035

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
19,293	Westinghouse Air Brake Technologies Corp.	$928,572
		18,163,144
	MATERIALS — 2.3%
80,546	Alamos Gold, Inc. - Class A1	402,730
48,134	Kraton Corp.*	389,885
48,404	Silgan Holdings, Inc.	1,404,684
		2,197,299
	REAL ESTATE — 8.2%
37,605	Community Healthcare Trust, Inc. - REIT	1,439,520
45,274	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	924,042
50,026	iStar, Inc. - REIT	530,776
31,715	Omega Healthcare Investors, Inc. - REIT	841,716
50,510	QTS Realty Trust, Inc. - Class A - REIT	2,930,085
60,100	STAG Industrial, Inc. - REIT	1,353,452
		8,019,591
	TECHNOLOGY — 19.1%
61,124	ACI Worldwide, Inc.*	1,476,145
31,814	Advanced Energy Industries, Inc.*	1,542,661
14,015	Aspen Technology, Inc.*	1,332,406
30,448	Belden, Inc.	1,098,564
43,112	Benchmark Electronics, Inc.	861,809
49,415	Bottomline Technologies DE, Inc.*	1,811,060
95,756	CalAmp Corp.*	430,902
12,891	Euronet Worldwide, Inc.*	1,105,016
2,959	Gartner, Inc.*	294,628
56,984	Infinera Corp.*	302,015
15,665	Insight Enterprises, Inc.*	659,966
33,820	Itron, Inc.*	1,888,171
97,791	Knowles Corp.*	1,308,444
47,536	MACOM Technology Solutions Holdings, Inc.*	899,856
22,964	MTS Systems Corp.	516,690
20,304	Novanta, Inc.*,1	1,621,883
11,795	Rogers Corp.*	1,113,684
44,378	TiVo Corp.	314,196
		18,578,096
	UTILITIES — 3.8%
30,975	ALLETE, Inc.	1,879,563

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
34,503	Unitil Corp.	$1,805,197
		3,684,760
	Total Common Stocks
	(Cost $128,492,544)	89,633,661
	EXCHANGE-TRADED FUNDS — 2.7%
11,600	iShares Russell 2000 ETF	1,327,736
15,100	iShares Russell 2000 Value ETF	1,238,653
	Total Exchange-Traded Funds
	(Cost $3,658,466)	2,566,389

Principal Amount
	SHORT-TERM INVESTMENTS — 8.6%
$8,385,948	UMB Money Market Fiduciary, 0.01%[2]	8,385,948
	Total Short-Term Investments
	(Cost $8,385,948)	8,385,948
	TOTAL INVESTMENTS — 103.6%
	(Cost $140,536,958)	100,585,998
	Liabilities in Excess of Other Assets — (3.6)%	(3,460,838)
	TOTAL NET ASSETS — 100.0%	$97,125,160

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.